Loans and asset quality - Credit Risk Profile by Grade (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 56,564	$ 61,540
Wealth management loans and mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	15,965	16,528
Wealth management loans and mortgages | Wealth management mortgages
Financing Receivable, Recorded Investment [Line Items]
Loans	8,958	9,301
Investment grade | Wealth management loans and mortgages | Wealth management loans:
Financing Receivable, Recorded Investment [Line Items]
Loans	6,901	7,042
Non-investment grade | Wealth management loans and mortgages | Wealth management loans:
Financing Receivable, Recorded Investment [Line Items]
Loans	106	185
Commercial
Financing Receivable, Recorded Investment [Line Items]
Loans	2,132	2,911
Commercial | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	2,036	2,685
Commercial | Non-investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	96	226
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Loans	4,787	4,900
Commercial real estate | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	4,184	4,277
Commercial real estate | Non-investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	603	623
Financial institutions
Financing Receivable, Recorded Investment [Line Items]
Loans	11,583	13,051
Financial institutions | Investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	9,586	10,021
Financial institutions | Non-investment grade
Financing Receivable, Recorded Investment [Line Items]
Loans	$ 1,997	$ 3,030